Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,400,000.00
Previously Paid Amount	0.00
Total Fee Amount	826.74
Total Offset Amount	0.00
Net Fee	826.74
Narrative - Max Aggregate Offering Price	$ 5,400,000.00
Final Prospectus	true